Disposals and impairment (Tables)	12 Months Ended
Dec. 31, 2018
Impairment Of Assets [Abstract]
Summary of amounts recognized in the income statement in respect of disposals and impairments
The following amounts were recognized in the income statement in respect of disposals and impairments.

			$ million
	2018	2017	2016
Gains on sale of businesses and fixed assets
Upstream	437	526	557
Downstream	15	674	561
Other businesses and corporate	4	10	14
	456	1,210	1,132

			$ million
	2018	2017	2016
Losses on sale of businesses and fixed assets
Upstream	707	127	169
Downstream	59	88	89
Other businesses and corporate	11	—	3
	777	215	261
Impairment losses
Upstream	400	1,138	1,022
Downstream	12	69	84
Other businesses and corporate	254	32	11
	666	1,239	1,117
Impairment reversals
Upstream	(580)	(176)	(3,025)
Downstream	(2)	(62)	(17)
Other businesses and corporate	(1)	—	—
	(583)	(238)	(3,042)
Impairment and losses on sale of businesses and fixed assets	860	1,216	(1,664)

Summary of disposal proceeds and principal gains and losses on disposals by segment
Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2018	2017	2016
Proceeds from disposals of fixed assets	940	2,936	1,372
Proceeds from disposals of businesses, net of cash disposed	1,911	478	1,259
	2,851	3,414	2,631
By business
Upstream	2,145	1,183	839
Downstream	120	2,078	1,646
Other businesses and corporate	586	153	146
	2,851	3,414	2,631

Summary financial information relating to the sale of business
Summarized financial information relating to the sale of businesses is shown in the table below. The principal transaction categorized as a business disposal in 2018 was the disposal of our interest in the Greater Kuparuk Area in the US - see Note 3 for further information. The principal transaction categorized as a business disposal in 2017 was the disposal of our interest in the Forties Pipeline System in the North Sea. The principal transactions categorized as business disposals in 2016 were the contribution of BP’s Norwegian upstream business into Aker BP ASA and the dissolution of the group’s German refining joint operation with Rosneft.

			$ million
	2018	2017	2016
Non-current assets	3,274	735	4,794
Current assets	173	57	1,202
Non-current liabilities	(250)	(173)	(2,558)
Current liabilities	(97)	(86)	(532)
Total carrying amount of net assets disposed	3,100	533	2,906
Recycling of foreign exchange on disposal	—	—	25
Costs on disposal[a]	3	3	229
	3,103	536	3,160
Gains (losses) on sale of businesses[b]	(221)	44	593
Total consideration	2,882	580	3,753
Non-cash consideration[c]	(282)	(216)	(2,698)
Consideration received (receivable)	(689)	114	204
Proceeds from the sale of businesses, net of cash disposed[d]	1,911	478	1,259
[a] 2016 includes amounts relating to the remeasurement to fair value of certain assets as a result of the dissolution of our German refining joint operation with Rosneft.
[b] 2016 gains on sale of businesses include deferred amounts not recognized in the income statement.
[c] 2016 non-cash consideration principally relates to the contribution of BP’s Norwegian upstream business into Aker BP ASA in exchange for 30% interest in Aker BP ASA and the dissolution of the group’s German refining joint operation with Rosneft.
[d] Proceeds are stated net of cash and cash equivalents disposed of $15 million (2017 $25 million and 2016 $676 million).